Commitments and Contingencies (Details) - Schedule of components of lease expense	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of components of lease expense [Abstract]
Operating lease cost	$ 202,804
Short term lease cost	14,041
Total net lease cost	$ 216,845